Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 27,355	$ 15,070
Lease obligation	8,317	9,396
Total contractual obligations	35,672	24,466
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	27,355	15,070
Lease obligation	1,650	1,489
Total contractual obligations	29,005	16,559
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	837	1,342
Total contractual obligations	837	1,342
2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	529	747
Total contractual obligations	529	747
2030
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	506	522
Total contractual obligations	506	522
2031
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	506	506
Total contractual obligations	506	506
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	4,289	4,790
Total contractual obligations	$ 4,289	$ 4,790